First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,031,048	First Trust Core Investment Grade ETF	$21,837,597
144,026	First Trust Emerging Markets Local Currency Bond ETF	4,382,711
404,904	First Trust Intermediate Duration Investment Grade Corporate ETF	8,543,475
223,658	First Trust Limited Duration Investment Grade Corporate ETF	4,285,287
196,610	First Trust Long Duration Opportunities ETF	4,280,200
171,714	First Trust Low Duration Opportunities ETF	8,614,891
353,348	First Trust Preferred Securities and Income ETF	6,466,268
232,418	First Trust Smith Opportunistic Fixed Income ETF	10,284,497
410,128	First Trust Tactical High Yield ETF	17,059,684
	Total Exchange-Traded Funds	85,754,610
	(Cost $85,287,834)
MONEY MARKET FUNDS — 0.1%
59,723	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	59,723
	(Cost $59,723)

	Total Investments — 100.0%	85,814,333
	(Cost $85,347,557)
	Net Other Assets and Liabilities — (0.0)%	(6,412)
	Net Assets — 100.0%	$85,807,921

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$85,754,610	$85,754,610	$—	$—
Money Market Funds	59,723	59,723	—	—
Total Investments	$85,814,333	$85,814,333	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to January 31, 2026) are as follows:

Security Name	Shares at 1/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2026	Dividend Income
First Trust Core Investment Grade ETF	1,031,048	$13,554,011	$8,450,793	$—	$(167,207)	$—	$21,837,597	$237,010
First Trust Emerging Markets Local Currency Bond ETF	144,026	2,931,446	1,376,325	(55,111)	130,181	(130)	4,382,711	49,564
First Trust Intermediate Duration Investment Grade Corporate ETF	404,904	5,868,269	2,724,296	—	(49,090)	—	8,543,475	77,960
First Trust Limited Duration Investment Grade Corporate ETF	223,658	2,932,704	1,361,295	—	(8,712)	—	4,285,287	38,788
First Trust Long Duration Opportunities ETF	196,610	2,952,289	1,369,875	(8,452)	(33,427)	(85)	4,280,200	36,481
First Trust Low Duration Opportunities ETF	171,714	8,826,026	3,067,907	(3,315,659)	23,933	12,684	8,614,891	90,836
First Trust Preferred Securities and Income ETF	353,348	2,951,132	3,518,524	—	(3,388)	—	6,466,268	59,983
First Trust Smith Opportunistic Fixed Income ETF	232,418	7,060,952	3,280,566	—	(57,021)	—	10,284,497	99,884
First Trust Tactical High Yield ETF	410,128	11,683,641	5,489,071	—	(113,028)	—	17,059,684	220,162
		$58,760,470	$30,638,652	$(3,379,222)	$(277,759)	$12,469	$85,754,610	$910,668